                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA         November 14, 2008
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total: 148,995 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners LP
FORM 13F
                               30-Sep-08

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
                                                                                                    Voting Authority
                                                                                                   ------------------
                                                            Value   Shares/     Sh/  Put/  Invstmt   Other
Name of Issuer                Title of class     CUSIP    (x$1000)  Prn Amt     Prn  Call  Dscretn Managers    Sole  Shared  None
----------------------------  --------------   ---------  --------  --------    ---  ----  ------- --------- ------- ------  ----

Actuate Corporation                COM         00508B102    2765     790000      SH         Sole              790000
Advocat Inc Com                    COM         007586100    1315     264000      SH         Sole              264000
Allot Communication Shs            COM         M0854Q105    2011     827500      SH         Sole              827500
Alloy Inc New Com                  COM         198553034    6269     811000      SH         Sole              811000
Allscripts Healthcare              COM         01988P108    9724     781700      SH         Sole              781700
Autoliv Inc                        COM         052800109   11306     335000      SH         Sole              335000
Covidien Ltd                       COM         G2552X108   19139     356000      SH         Sole              356000
Dycom Inds Inc                     COM         267475101    6906     530391      SH         Sole              530391
GP Strategies Corp                 COM         36225v104     760     100000      SH         Sole              100000
Humana Inc                         COM         444859102   13647     331246      SH         Sole              331246
IAC/Interactive Corp               COM         44919P508    7058     408000      SH         Sole              408000
M & F Worldwide Corp               COM         552541104   18760     469008      SH         Sole              469008
Mylan Laboratories Inc             COM         628530107   12368    1083000      SH         Sole             1083000
OSG America L.P.                   COM         671028108    2651     299900      SH         Sole              299900
Safeway Inc Com New                COM         786514208   14856     626300      SH         Sole              626300
Syneron Medical Ltd Ord Shs        COM         M87245102    6484     455000      SH         Sole              455000
Tyco International, Ltd            COM         G9143X208   11224     320500      SH         Sole              320500
Voyager Learning Co.               COM         74346P102    1752     438100      SH         Sole              438100



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